Income tax (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Beginning of the year	$ (876,133)
Currency translation adjustment	32,379	$ (42,824)	$ (1,919)
Ending of the year	(850,673)	(876,133)
Trade And Other Receivables [Member]
Statement [Line Items]
Beginning of the year	(2,430)	(5,568)
Currency translation adjustment	0	0
Charged to the Statement of Income	(5,414)	3,138
Revaluation surplus	0	0
Ending of the year	(7,844)	(2,430)	(5,568)
Tax Loss Carry-forwards [Member]
Statement [Line Items]
Beginning of the year	88,959	45,324
Currency translation adjustment	(2,931)	(5,868)
Charged to the Statement of Income	(26,507)	49,503
Revaluation surplus	0	0
Ending of the year	59,521	88,959	45,324
Subtotal Assets [Member]
Statement [Line Items]
Beginning of the year	144,604	102,560
Currency translation adjustment	(4,073)	(8,826)
Charged to the Statement of Income	(14,182)	50,870
Revaluation surplus	0	0
Ending of the year	126,349	144,604	102,560
Biological Assets [Member]
Statement [Line Items]
Beginning of the year	(28,124)	(17,259)
Currency translation adjustment	637	116
Charged to the Statement of Income	3,786	(10,981)
Revaluation surplus	0	0
Ending of the year	(23,701)	(28,124)	(17,259)
Others Liabilities [Member]
Statement [Line Items]
Beginning of the year	(15,673)	(13,891)
Currency translation adjustment	(183)	(264)
Charged to the Statement of Income	(14,328)	(1,518)
Revaluation surplus	0	0
Ending of the year	(30,184)	(15,673)	(13,891)
Assets/ (Liabilities), Net [Member]
Statement [Line Items]
Beginning of the year	(876,133)	(1,002,773)
Currency translation adjustment	8,950	9,361
Charged to the Statement of Income	16,688	120,119
Revaluation surplus	(178)	(2,840)
Ending of the year	(850,673)	(876,133)	(1,002,773)
Trade And Other Payables [Member]
Statement [Line Items]
Beginning of the year	20,764	28,932
Currency translation adjustment	0	0
Charged to the Statement of Income	(2,533)	(8,168)
Revaluation surplus	0	0
Ending of the year	18,231	20,764	28,932
Borrowings One [Member]
Statement [Line Items]
Beginning of the year	231	202
Currency translation adjustment	0	0
Charged to the Statement of Income	261	29
Revaluation surplus	0	0
Ending of the year	492	231	202
Investments [Member]
Statement [Line Items]
Beginning of the year	(17,980)	(13,489)
Currency translation adjustment	0	0
Charged to the Statement of Income	(5,131)	(4,491)
Revaluation surplus	0	0
Ending of the year	(23,111)	(17,980)	(13,489)
Inventories [Member]
Statement [Line Items]
Beginning of the year	(21,969)	(19,441)
Currency translation adjustment	1,463	3,948
Charged to the Statement of Income	(5,397)	(6,476)
Revaluation surplus	0	0
Ending of the year	(25,903)	(21,969)	(19,441)
Investment Properties And Property, Plant And Equipment [Member]
Statement [Line Items]
Beginning of the year	(809,431)	(972,168)
Currency translation adjustment	11,106	14,387
Charged to the Statement of Income	(25,744)	151,190
Revaluation surplus	(178)	(2,840)
Ending of the year	(824,247)	(809,431)	(972,168)
Intangible Assets [Member]
Statement [Line Items]
Beginning of the year	(19,604)	(9,128)
Currency translation adjustment	0	0
Charged to the Statement of Income	16,674	(10,476)
Revaluation surplus	0	0
Ending of the year	(2,930)	(19,604)	(9,128)
Tax inflation adjustment [Member]
Statement [Line Items]
Beginning of the year	(105,526)	(54,389)
Currency translation adjustment	0	0
Charged to the Statement of Income	66,424	(51,137)
Revaluation surplus	0	0
Ending of the year	(39,102)	(105,526)	(54,389)
Subtotal Liabilities [Member]
Statement [Line Items]
Beginning of the year	(1,020,737)	(1,105,333)
Currency translation adjustment	13,023	18,187
Charged to the Statement of Income	30,870	69,249
Revaluation surplus	(178)	(2,840)
Ending of the year	(977,022)	(1,020,737)	(1,105,333)
Others [Member]
Statement [Line Items]
Beginning of the year	34,650	28,102
Currency translation adjustment	(1,142)	(2,958)
Charged to the Statement of Income	14,597	9,506
Revaluation surplus	0	0
Ending of the year	$ 48,105	$ 34,650	$ 28,102